Summary of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	3 Months Ended
Mar. 31, 2013
Stock Option
Number of Shares
Beginning Balance	2,094,533
Granted	12,450
Vested	(455,900)
Forfeited	(101,966)
Ending Balance	1,549,117
Weighted Average Exercise Price
Beginning balance	$ 22.43
Granted	$ 31.49
Vested	$ 25.59
Forfeited	$ 23.34
Ending balance	$ 21.51
Weighted Average Fair Value
Beginning Balance	$ 9.17
Granted	$ 11.76
Vested	$ 9.90
Forfeited	$ 8.95
Ending Balance	$ 8.95